Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Profit for the year	$ 7,156,005	$ 11,441,233	$ 8,669,385
Adjustments:
Depreciation and amortization	107,229	124,287	139,896
Adjustment for expected credit losses	(87,723)	1,470,990	1,062,133
Net foreign currency (gain) loss	(507,152)	(325,135)	302,638
Amortization of right-of-use assets	60,666	104,198	96,662
Investment property valuation gain	(20,151,026)	(3,525,692)	(12,610,127)
Financing costs	31,111,064	11,766,726	9,799,558
(Gain) loss on sale of investment properties	(1,165,170)	398,247
Loss on disposal of property and equipment	83,389	30,269	925
(Gain) loss on disposition of asset held for sale	(1,022,853)
Straight-line rent	(1,035,592)	(2,423,347)	(1,984,366)
Interest income	(763,208)	(561,372)	(424,838)
Income tax expense	4,980,622	2,236,507	8,756,703
Working capital adjustments
Lease and other receivables, net	(1,180,448)	1,092,549	(5,185,489)
Other current assets and other assets	(1,378,914)	(1,295,515)	1,414,116
Accounts payable and accrued expenses	4,963,720	(1,558,595)	619,206
Security deposits	454,556	346,458	417,547
Retainage payable	(1,147,401)	74,730	663,420
Income tax payable	1,361,162	539,231	(492,438)
Income tax paid	(4,639,456)	(324,624)	(1,392,680)
Net cash provided by operating activities	17,199,470	19,611,145	9,852,251
Cash flows from investing activities:
Capital expenditure on investment properties	(28,409,164)	(40,975,109)	(48,254,733)
Acquisitions of investment properties, net of closing costs			(22,443,229)
Purchase of property and equipment	(126,476)	(88,487)	(97,687)
Proceeds from sale of asset held for sale	1,600,000	1,200,000	1,200,000
Proceeds from sale of investment properties	2,778,063	8,874,753
Loans to affiliates		(2,100,000)	(685,000)
Loans to tenants for leasehold improvement	(389,695)	(4,687,480)	(801,384)
Repayments on loans to tenants	775,263	671,937	407,600
Restricted cash equivalent	571,787	620,450	3,812,470
Net cash used in investing activities	(23,200,222)	(36,483,936)	(66,861,963)
Cash flows from financing activities:
Long term debt borrowing	205,676,643	44,217,867	78,626,400
Long term debt repayment	(152,482,361)	(13,335,183)	(11,860,052)
Cash paid for raising debt	(1,175,820)	(41,550)	(1,070,987)
Debt extinguishment cost paid	(2,473,134)
Interest and commitment fee paid	(24,862,976)	(14,505,955)	(9,391,336)
Capital contributions from non-controlling partners	5,868,152	700,000	4,084,160
Distributions to non-controlling partners	(4,522,936)	(2,067,803)	(1,024,747)
Repayment of office lease liabilities	(50,112)	(163,072)	(99,380)
Net cash provided by financing activities	25,977,456	14,804,304	59,264,058
Effects of exchange rate fluctuations on cash held	277,547	(303,754)	(352,796)
Net increase (decrease) in cash and cash equivalents	20,254,251	(2,372,241)	1,901,550
Cash and cash equivalents at the beginning of year	14,988,112	17,360,353	15,458,803
Cash and cash equivalents at the end of year	$ 35,242,363	$ 14,988,112	$ 17,360,353